MANNING & NAPIER FUND, INC.

Supplement dated April 7, 2015 to the prospectus dated March 1, 2015 for the following Series and Classes of the Fund (the “Prospectus”):

Tax Managed Series – Class A

Equity Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Manning & Napier Advisors, LLC (the “Advisor”) has made a number of changes to its organizational structure and the roles and responsibilities of its investment professionals, including naming Ebrahim Busheri to the newly created Director of Investments position, which replaces the Co-Directors of Research positions formerly held by Jeffrey S. Coons and Jeffrey Herrmann.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.	The Tax Managed Series’ “Portfolio Managers” summary section is hereby deleted and replaced with the following:

Portfolio Managers

A portfolio management team made up of investment professionals employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2012.

Jeffrey Herrmann, CFA®

Investment Strategist, has managed the Series since 1995.

Marc Tomassi

Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

2.	The Equity Series’ “Portfolio Managers” summary section is hereby deleted and replaced with the following:

Portfolio Managers

A portfolio management team made up of investment professionals employed by the Advisor is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ management team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2012.

Virge J. Trotter, III, CFA®

Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Jay Welles, CFA®

Senior Analyst, has managed the Series since 2015.

3.	The “Portfolio Managers” sub-section in the “Management” section is hereby deleted and replaced with the following:

Portfolio Managers

The following investment professionals serve on the Series’ Portfolio Management Teams, as noted, and are jointly and primarily responsible for making investment decisions for the respective Series.

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director since 2002. Co-Head of Global Equities since 2010. Member of the following Portfolio Management Teams: Tax Managed Series (since 2002); and Equity Series (since 2002).

Ebrahim Busheri, CFA®, Director of Investments

Joined the Advisor in 2011. Director of Investments since 2015. Member of the following Portfolio Management Teams: Tax Managed Series (since 2012); and Equity Series (since 2012). Previous positions held in last five years: Senior Analyst, 2011 – 2015, Managing Director, 2012 – 2015; Consultant, Heritage Capital, 2007 – 2011. Previously worked for Manning & Napier from 1988 to 2001 in multiple capacities including the co-Director of Research and the Managing Director of the Technology and Consumer Groups.

Jeffrey A. Herrmann, CFA®, Investment Strategist

Joined the Advisor in 1986. Investment Strategist since 2015. Previous positions held in last five years: Co-Director of Research, 2002 – 2015; Managing Director 1992 – 2015; Co-Head of Global Equities, 2010 – 2015. Member of the following Portfolio Management Team: Tax Managed Series (since 1995).

Marc Tommasi, Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director since 1992. Head of Global Investment Strategy since 2010. Co-Head of Global Equities since 2015. Member of the following Portfolio Management Team: Tax Managed Series (since 1995).

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group

Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director since 2009. Member of the following Portfolio Management Team: Equity Series (since 2009).

Jay M. Welles, CFA®, Senior Analyst

Joined the Advisor in 2000. Senior Analyst since 2004. Member of the following Portfolio Management Team: Equity Series (since 2015).

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp TM/EQ 04/07/2015